Note 7 - Income Tax (Details Textual) $ in Thousands, € in Millions		12 Months Ended
		Dec. 31, 2025 USD ($)	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2023
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Pillar two revenue threshold amount | €			€ 750
Pillar two minimum tax rate percentage		15.00%	15.00%
Domestic top up tax expenses		$ 900
Applicable tax rate	[1]	22.00%	22.00%	22.00%	22.00%
Deferred tax assets recognized				$ 1,000
Decrease in deferred tax benefit recognized in equity		$ 2,100
Deferred tax liabilities		9,212		$ 8,689
Deferred tax liability not amortized		15,500
Deferred tax liability amortization		$ 3,300

[1]	Percentages have been rounded for presentation purposes and may differ from unrounded results.